Segmented information	12 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
Segmented information	Segmented information
For management purposes, the Company is organized into business units based on its products, services and geographical locations and has four reportable segments as follows:
•Exchange listed products (reportable), which provides management services to the Company's closed-end physical trusts and exchange traded funds ("ETFs"), both of which are actively traded on public securities exchanges;
•Managed equities (reportable), which provides management services to the Company's alternative investment strategies managed in-house and on a sub-advisory basis;
•Private strategies (reportable), which provides lending and streaming activities through limited partnership vehicles;
•Corporate (reportable), which provides capital, balance sheet management and enterprise shared services to the Company's subsidiaries; and
•All other segments (non-reportable), which do not meet the definition of reportable segments per IFRS 8.
Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on earnings before interest expense, income taxes, amortization and impairment of intangible assets and goodwill, gains and losses on investments (as if such gains and losses had not occurred), stock-based compensation, severance, new hire accruals and other, foreign exchange (gain) loss, costs relating to the exit of non-core businesses, revaluation of contingent considerations, non-recurring regulatory, professional fees and other, shares received on recognition of contingent consideration, carried interest and performance fees and carried interest and performance fee payouts (adjusted base EBITDA).
Adjusted base EBITDA is not a measurement in accordance with IFRS and should not be considered as an alternative to net income or any other measure of performance under IFRS.
Transfer pricing between operating segments is performed on an arm's length basis in a manner similar to transactions with third parties.
The following tables present the operations of the Company's segments (in thousands $):
For the year ended December 31, 2024

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments (1)	Consolidated
Total revenue	112,498	39,204	27,824	(384)	(487)	178,655
Total expenses	33,591	25,556	11,593	35,078	3,831	109,649
Income (loss) before income taxes	78,907	13,648	16,231	(35,462)	(4,318)	69,006
Adjusted base EBITDA	81,033	7,363	12,331	(14,098)	(1,466)	85,163
(1) Total revenue includes revenues from non-reportable segments of $2,018, net of investment losses of $2,505
For the year ended December 31, 2023 (1)

	Exchange listed products	Managed equities	Private strategies	Corporate	Consolidation, elimination and all other segments (2)	Consolidated
Total revenue	84,713	30,180	28,183	(198)	8,489	151,367
Total expenses	10,718	26,222	15,604	33,776	14,756	101,076
Income (loss) before income taxes	73,995	3,958	12,579	(33,974)	(6,267)	50,291
Adjusted base EBITDA	62,303	7,756	12,361	(11,047)	514	71,887
(1) Prior period figures have been updated to conform with current presentation
(2) Total revenue includes revenues from non-reportable segments of $9,483, net of investment losses of $994

For geographic reporting purposes, transactions are primarily recorded in the location that corresponds with the underlying subsidiary's country of domicile that generates the revenue. The following table presents the revenue of the Company by geographic location (in thousands $):

	For the years ended
	Dec. 31, 2024	Dec. 31, 2023
Canada	155,240	137,287
United States	23,415	14,080
	178,655	151,367